Segment Information - Schedule of Key Financial Performance Measures of the Segments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from subscription segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	$ 43,026,930	$ 23,983,378
Cost of revenue	(59,687,116)	(33,935,805)
Segment gross profit/ (loss)	(16,660,186)	(9,952,427)
Revenue from advertisement segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	3,677,664	4,455,020
Cost of revenue	(2,168,528)	(2,918,095)
Segment gross profit/ (loss)	1,509,136	1,536,925
Revenue from live events segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	1,736,131	1,358,884
Cost of revenue	(1,728,553)	(1,438,349)
Segment gross profit/ (loss)	7,578	(79,465)
Consolidated [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	48,440,725	29,797,282
Cost of revenue	(63,584,197)	(38,292,249)
Segment gross profit/ (loss)	$ (15,143,472)	$ (8,494,967)